NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2013
Newbuildlings [Abstract]
Newbuilings
Movements in the year ended December 31, 2013 maybe summarized as follows:

(in thousands of $)
Balance at December 31, 2012	—
Installments and newbuilding supervision fees paid	26,298
Interest capitalized	408
Balance at December 31, 2013	26,706